Consolidated Balance Sheets (Parenthetical) - USD ($)	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Allowance for doubtful accounts	$ 547,241	$ 547,241	$ 485,848
Preferred stock, shares authorized	5,000,000	5,000,000	5,000,000
Common stock, par value		$ 0	$ 0
Common stock, shares authorized	1,500,000,000	1,500,000,000	1,500,000,000
Common stock, shares issued	3,264,566	2,834,755	369,639
Common stock, shares outstanding	3,264,566	2,834,755	369,639
Common stock, issuable no par value	$ 0	$ 0
Common stock, issuable shares	21,547	0
Common stock, no par value	$ 0	$ 0
Series A Preferred Stock [Member]
Preferred stock, shares authorized	20	20	20
Preferred stock, par value		$ 0	$ 0
Preferred stock, shares issued	5	20	20
Preferred stock, shares outstanding	5	20	20
Preferred stock, no par value	$ 0	$ 0
Series B Preferred Stock [Member]
Preferred stock, shares authorized	500,000	500,000	500,000
Preferred stock, par value	$ 0.001	$ 0.001	$ 0.001
Preferred stock, shares issued	0	0	0
Preferred stock, shares outstanding	0	0	0
Series C Preferred Stock [Member]
Preferred stock, shares authorized	2,000	2,000	2,000
Preferred stock, par value	$ 0.001	$ 0.001	$ 0.001
Preferred stock, shares issued	23	23	23
Preferred stock, shares outstanding	23	23	23
Series D Preferred Stock [Member]
Preferred stock, shares authorized	4,000	4,000	4,000
Preferred stock, par value	$ 0.001	$ 0.001	$ 0.001
Preferred stock, shares issued	1,950	1,950	1,950
Preferred stock, shares outstanding	1,950	1,950	1,950